Commitments and Contingencies - Summary of Future Minimum Lease Payments Under Non-cancelable Operating Leases Agreements (Detail) - Dec. 31, 2017	USD ($)	CNY (¥)
Leases, Operating [Abstract]
2018	$ 6,748,123	¥ 43,905,311
2019	6,223,289	40,490,584
2020 and after	1,350,982	8,789,893
Total	$ 14,322,394	¥ 93,185,788